Contingent Consideration - Additional Information (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 14, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Feb. 28, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)	Feb. 28, 2021 USD ($) Tranche $ / shares shares	Feb. 04, 2021 USD ($)
Business Acquisition Contingent Consideration [Line Items]
Contingent consideration liability			$ 129,400,000	$ 192,800,000		$ 129,400,000	$ 158,600,000
Contingent consideration liability remeasured gain					$ 0	$ 29,200,000
Contingent consideration liability remeasured loss				63,400,000
Contingent consideration liability number of tranche | Tranche						2
Dividends				0		$ 0
Fair value of contingent consideration, current		$ 3,100,000	2,000,000	2,000,000		2,000,000
(Gain) loss from change in fair value of contingent consideration			(33,740,000)	73,260,000
Cloud Logistics and Averetek
Business Acquisition Contingent Consideration [Line Items]
Business combination deferred consideration transferred						1,100,000
Fair value of contingent consideration, current			2,000,000.0	2,000,000.0		2,000,000.0
(Gain) loss from change in fair value of contingent consideration		$ 0		0
Cloud Logistics and Averetek | Maximum
Business Acquisition Contingent Consideration [Line Items]
Business combination, consideration transferred				2,000,000.0		2,000,000.0
Sponsor Side Letter Agreement
Business Acquisition Contingent Consideration [Line Items]
Contingent consideration liability	$ 26,000,000.0		$ 21,400,000	31,300,000		21,400,000
Contingent consideration liability remeasured gain					$ 0	$ 4,600,000
Contingent consideration liability remeasured loss				$ 9,900,000
Restricted sponsor shares maximum period for conversion	10 years
RCUs
Business Acquisition Contingent Consideration [Line Items]
Vesting period				10 years		10 years
Series B-1 Common Stock
Business Acquisition Contingent Consideration [Line Items]
Common stock, shares outstanding | shares			8,120,367	8,120,367		8,120,367
Common stock, terms of conversion, description				The Series B-1 common stock automatically converts into our Class A Common Stock on a one-to-one basis		The Series B-1 common stock automatically converts into the Company’s Class A Common Stock on a one-to-one basis
Number of days volume-weighted average price				5 days		5 days
Common stock conversion price | $ / shares				$ 13.50		$ 13.50
Share price per share shall be decreased if dividends paid to class A common stock | $ / shares				$ 13.50		$ 13.50
Series B-1 Common Stock | Sponsor Side Letter Agreement | CC Neuberger Principal Holdings I Sponsor LLC and Independent Directors
Business Acquisition Contingent Consideration [Line Items]
Number of share issued | shares	2,500,000			2,500,000
Series B-2 Common Stock
Business Acquisition Contingent Consideration [Line Items]
Common stock, shares outstanding | shares			3,372,184	3,372,184		3,372,184
Common stock, terms of conversion, description				The Series B-2 common stock automatically converts into our Class A Common Stock on a one-to-one basis		The Series B-2 common stock automatically converts into the Company’s Class A Common Stock on a one-to-one basis
Number of days volume-weighted average price				20 days		20 days
Common stock conversion price | $ / shares				$ 15.00		$ 15.00
Share price per share shall be decreased if dividends paid to class A common stock | $ / shares				$ 15.00		$ 15.00
Class B Common Stock
Business Acquisition Contingent Consideration [Line Items]
Dividends						$ 0
Class B Common Stock | Sponsor Side Letter Agreement | CC Neuberger Principal Holdings I Sponsor LLC and Independent Directors
Business Acquisition Contingent Consideration [Line Items]
Number of share converted | shares	2,500,000			2,500,000
Series 1 RCUs
Business Acquisition Contingent Consideration [Line Items]
Common unit outstanding | shares				4,379,557
Number of days volume-weighted average price				5 days		5 days
Common stock conversion price | $ / shares				$ 13.50		$ 13.50
Share price per share shall be decreased if dividends paid to class A common stock | $ / shares				$ 13.50		$ 13.50
Series 2 RCUs
Business Acquisition Contingent Consideration [Line Items]
Common unit outstanding | shares				2,627,724
Number of days volume-weighted average price				20 days		20 days
Common stock conversion price | $ / shares				$ 15.00		$ 15.00
Share price per share shall be decreased if dividends paid to class A common stock | $ / shares				$ 15.00		$ 15.00